UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104511
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 35	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 717	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
April 18, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
on April 18, 2016 pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [C] (formerly known as The Best of America Exclusive Venue Annuity®)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is April 18, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated April 18, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
[Fund information to be filed by subsequent Post-Effective Amendment.]
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Guaranteed Term Options.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the GTOs and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (assessed as an annual percentage of Daily Net Assets)[4]
Variable Account Charge	1.60%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option	0.20% [5]
Total Variable Account Charges (including this option only)	1.80%
One-Month Enhanced Death Benefit Option (only available until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.20%
Total Variable Account Charges (including this option only)	1.80%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))	0.65% [6]
Total Variable Account Charges (including this option only)	2.25%
Combination Enhanced Death Benefit II Option (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [7]
Total Variable Account Charges (including this option only)	2.25%
Combination Enhanced Death Benefit Option (no longer available for purchase)	0.30% [8]
Total Variable Account Charges (including this option only)	1.90%
Spousal Protection Annuity Option	0.20% [9]
Total Variable Account Charges (including this option only)	1.80%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.95%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option (no longer available for purchase)	0.50% [11]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.60%
Combination Enhanced Death Benefit III Option	0.65%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.30%

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee

[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Guaranteed Term Options.
[5]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[6]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[8]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	3.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.30%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.43%)	$707	$2,076	$3,390	$6,444	*	$2,076	$3,390	$6,444	$707	$2,076	$3,390	$6,444
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$389	$1,179	$1,986	$4,086	*	$1,179	$1,986	$4,086	$389	$1,179	$1,986	$4,086
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Variable Account Charge
Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.60% of the Daily Net Assets. The Variable Account Charge compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing, and maintaining annuity contracts. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract. For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).

Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.

Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.

Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.

The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.

Standard Charges and Deductions
Variable Account Charge
Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.60% of the Daily Net Assets. The Variable Account Charge compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing, and maintaining annuity contracts. Nationwide may realize a profit from this charge.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed before June 1, 2016, the Interest Anniversary Rate is 5%.
For contracts with applications signed on or after June 1, 2016, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate, the application must be signed within the time period disclosed in the applicable Rate Sheet Supplement. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-104511).
The following is an example of how the interest anniversary value will not exceed 200% of purchase payments. Assume a contract owner purchases a contract in 2015 for $100,000. In the year 2028, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,933
If the contract owner dies in 2028, the death benefit would be $197,933.

However if the contract owner dies the next year, the death benefit would be $200,000 instead of $207,829 (calculation: 105% X $197,933) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Following is an example of how a surrender would impact the death benefit calculation. In the year 2022, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest anniversary Contract Value:	$120,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2023, the contract owner takes a partial surrender of $60,000. After the surrender, the highest Contract Anniversary value is $60,000 (calculation: $120,000 - $60,000) and the interest anniversary value is $77,566 (calculation: ($60,000/$120,000) x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $80,000 (calculation: 200% ($100,000 - $60,000).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit II Option is an annualized rate of 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.

Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for purchase.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;

(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the GTOs will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;

(2)	Non-Guaranteed Term Option allocations, which consist of a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is no longer available for election. For contracts that already elected the CPP Option, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. For the list of investment options available under this benefit, see Income Benefit Investment Options. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The investment options shown in Income Benefit Investment Options are the only investment options available while the CPP Option is elected.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.

If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the Capital Preservation Plus Option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown are available for election.
[Fund information to be filed by subsequent Post-Effective Amendment.]
Note: Some of the investment options listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information regarding investment option designations and availability.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.95%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.60%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.95% will have a lower unit value than Sub-Account X with charges of 1.60% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Joint Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.

Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the GTOs and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.60% to 3.30% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and

(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit transfers to the Fixed Account and to limit the number of transfers from the GTOs to the Sub-Accounts to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the GTO at any time. Nationwide reserves the right to limit transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the GTOs to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.

Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest

Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.

The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.

The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the standard CPP Option may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the enhanced CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Option. Termination is effective on the date the termination request is received at the Service Center in good order.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed before June 1, 2016, the Interest Anniversary Rate is 5%.
For contracts with applications signed on or after June 1, 2016, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate, the application must be signed within the time period disclosed in the applicable Rate Sheet Supplement. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-104511).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit II Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit II Option is an annualized rate of 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.

Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for purchase.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.

The Custom Portfolio Asset Rebalancing Service is not available after annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.60% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104511

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
[Fund information to be filed by subsequent Post-Effective Amendment.]

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.60%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.30%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
[Fund information to be filed by subsequent Post-Effective Amendment.]

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;

•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Nationwide DestinationSM [C] (formerly known as The Best of America Exclusive Venue Annuity®)
STATEMENT OF ADDITIONAL INFORMATION
April 18, 2016
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated April 18, 2016. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

Page
General Information and History	2
Services	2
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	3
Annuity Payments	3
Condensed Financial Information	3
Financial Statements	3

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
Condensed Financial Information
"Condensed Financial Information" to be filed by subsequent Post-Effective Amendment.
Financial Statements
"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Companyand subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
(a)	Form of Beneficiary Protector II Option – Attached hereto.
(b)	Form of Spousal Protection Option – Attached hereto.
(c)	Form of One-Month Enhanced Death Benefit Option – Attached hereto.
(d)	Form of Combination Enhanced Death Benefit Option III – Attached hereto.
(5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended and Restated Articles of Incorporation for Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.

(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements –
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(10)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(12)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(13)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(14)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended under document "blackrockfpa.htm".
(16)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(17)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation dated September 1, 1989, as amended, und document "vaneckfpa.htm".
(19)	Fund Participation Agreement with Waddell & Reed Service Company and Waddell & Reed, Inc. dated December 1, 2000, as amended, under document "waddellreedfpa.htm".
(20)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc. dated November 15, 2004. as amended, under document "wellsfargofpa.htm".
The following Fund Participation Agreements were previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 26(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with United Financial Securities and Huntington Asset Advisors dated August 13, 2010, as document "huntingtonfpa.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(25)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(28)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 1,684 and 3,820 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on February 1, 2016.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on February 1, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact